As filed with the Securities and Exchange Commission on December 7, 2015.

File No. 333-192751

File No. 811-22918

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 7

Horizons ETF Trust

(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 33rd Floor, New York, New York 10019

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code (212) 205-8300

Thomas Calabria

1350 Avenue of the Americas, 33rd Floor

New York, New York 10019

(Name and Address of Agent for Service of Process)

It is proposed that the filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and the State of New York, on the 7th day of December, 2015.

HORIZONS ETF TRUST

By:	/s/ Robert E. Shea
Robert E. Shea
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert E. Shea	President and Trustee	December 7, 2015
Robert E. Shea

/s/ Christopher W. Roleke	Treasurer	December 7, 2015
Christopher W. Roleke

/s/ Karl-Otto Hartmann	Trustee	December 7, 2015
Karl-Otto Hartmann*

/s/ Charles A. Baker	Trustee	December 7, 2015
Charles A. Baker*

*By:	/s/ Robert E. Shea
Robert E. Shea
Attorney-in-Fact
(Pursuant to Power of Attorney filed with the SEC via EDGAR on November 25, 2015 and incorporated herein by reference)

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase